Offerings - Offering: 1	Mar. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	9,000,000
Proposed Maximum Offering Price per Unit	1.75
Maximum Aggregate Offering Price	$ 15,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,175.08
Offering Note	Represents 9,000,000 shares of common stock, par value $0.001 per share, of Intelligent Protection Management Corp. (the “Company”) registered for resale by the selling stockholder named in this Registration Statement, issuable upon conversion of the Company’s Series A Non-Voting Common Equivalent Stock. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Company’s common stock that become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the outstanding shares of common stock.

Estimated pursuant to Rule 457(c) solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the Company’s shares of common stock on March 11, 2026, as reported on the Nasdaq Capital Market.